Investments	6 Months Ended
Jun. 30, 2026
Investments.
Investments
5.	Investments

Investments under current assets and non-current assets consisted of the following (in thousands of US$):

		As of	As of
Current Assets	Balance Sheet Location	June 30, 2026	December 31, 2025
Marketable securities	Investments, Current	$223,176	$120,244
Total		$223,176	$120,244

		As of	As of
Non-current Assets		June 30, 2026	December 31, 2025
Equity Investment in Alaska LNG project	Investments, Non-current	$12,388	$—
Total		$12,388	$—

5.	Investments (Continued)

Investments under Current Assets:

Marketable securities:

Star Bulk Carriers Corp. Shares: In 2023, the Company acquired marketable securities of Eagle Bulk Shipping Inc., an owner of bulk carriers, which was listed on the New York Stock Exchange (Ticker: EGLE). On December 11, 2023, Star Bulk Carriers Corp. (Ticker: SBLK), a NASDAQ-listed owner and operator of drybulk vessels, and EGLE, announced that both companies had entered into a definitive agreement to combine in an all-stock merger, which was completed on April 9, 2024. Under the terms of the agreement, EGLE shareholders received 2.6211 shares of SBLK common stock in exchange for each share of EGLE common stock owned. During the year ended December 31, 2025, the Company purchased an additional 2,185,967 shares of common stock of “SBLK” in the open market for $29.9 million. As of June 30, 2026 and December 31, 2025, the Company owned 6,256,181 shares of SBLK common stock.

As of June 30, 2026 and December 31, 2025, these marketable securities were fair valued at $156.2 million and $120.2 million, respectively. The Company recognized a $36.0 million gain and a $17.2 million gain on these marketable securities reflected under “Gain on investments” in the condensed consolidated statement of income for the six months ended June 30, 2026 and June 30, 2025, respectively. Additionally, the Company recognized dividend income on these shares amounting to $5.4 million in the six months ended June 30, 2026 and $0.7 million for the six months ended June 30, 2025 and reflected under “Dividend income” in the condensed consolidated statement of income.

Yoda PLC Shares: In April 2026, the Company entered into an irrevocable share subscription agreement to acquire 45,454,545 newly issued ordinary shares, in Yoda PLC (Ticker: YODA), a Cyprus-listed investment company. Yoda PLC’s portfolio is focused on shipping investments in the LNG and container sectors, real estate and other participations including healthcare. The shares were subscribed at €1.10 per share for total cash consideration of €50.0 million, approximately $58.6 million translated at the EUR/USD exchange rate prevailing at the date of subscription. The subscription was settled by cash payment. The Company does not hold a seat on Yoda’s Board of Directors and do not exercise significant influence over Yoda’s financial and operating policies.

As of June 30, 2026, the Company owned 45,454,545 shares of ordinary shares of YODA. As of June 30, 2026, these marketable securities were fair valued at $67.0 million and the Company recognized a $8.4 million net gain on these marketable securities reflected under “Gain on investments” in the condensed consolidated statement of income for the six months ended June 30, 2026, comprising a $9.9 million gain from the fair value remeasurement and a $1.5 million loss from EUR/USD exchange rate movement.

5.	Investments (Continued)

Investments under Non-current Assets:

Investments accounted for under the equity method:

Equity Investment in Alaska LNG Project: In January 2026, the Company entered into a non-controlling investment in Glenfarne Alaska Partners LLC (the “Investee”), an unconsolidated third-party limited liability company formed in connection with the Alaska LNG project, that is accounted for under the equity method of accounting in accordance with ASC 323. The Company does not control the Investee and does not participate in its management or policy-making activities. The Company’s investment in this Investee amounted to $12.4 million as of June 30, 2026 and is included in “Investments” under non-current assets in the consolidated balance sheet. The remaining commitment of $37.5 million is expected to be drawn over time in accordance with the terms of the partnership agreement. The Company’s share of losses in this investment amounted to $0.1 million for the six months ended June 30, 2026, and is presented in the consolidated statements of income under “Loss on equity investments” in the condensed consolidated statements of income.